May 13, 2014

EDGAR

United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Funds III (the “Registrant”) on behalf of:
Core High Yield Fund
Discipline Value Mid Cap Fund
Disciplined Value Fund
International Value Equity Fund
Select Growth Fund
Small Company Fund
Strategic Growth Fund

File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending March 31, 2014.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,

/s/ Salvatore Schiavone
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Salvatore Schiavone
Treasurer